Property, Plant and Equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Property, Plant and Equipment - Additional Information [Abstract]
Non-cash additions from capitalization	$ 345,000	$ 0
Transferred out of construction in progress to building structures	6,034,000	0
Depreciation expense is recorded as part of inventory expensed to cost of sales, production costs, and general and administration	$ 455,000	$ 0